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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-09721

Registrant Name: Fixed Income SHares

Address of Principal Executive Offices: 1345 Avenue of the Americas New York,
New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of
the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 10/31/05

Date of Reporting Period: 1/31/05

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than
60 days after the close of the first and third fiscal quarters, pursuant to rule
30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary,
Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC
20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

SERIES C
SCHEDULE OF INVESTMENTS

                               FIXED INCOME SHARES
                                    SERIES C
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2005
                                   (unaudited)

PRINCIPAL
  AMOUNT                                                                                  CREDIT RATING
  (000)                                                                                   (MOODY'S/S&P)        VALUE*
------------                                                                             ---------------  ---------------

               CORPORATE BONDS & NOTES  - 29.3%
               Airlines - 0.9%
               Continental Airlines, Inc., pass thru certificates,
$        500     6.32%, 11/1/08, Ser. 98-3 (a) ...........................................     Baa3/A     $       498,669
         900     7.92%, 5/1/10, Ser. 00-1 (a) ............................................    Baa3/A-             907,907
         548   Delta Air Lines Inc., 7.379%, 5/18/10 .....................................    Ba1/BBB-            527,540
       1,500   Jetblue Airways Corp., 5.39%, 5/16/05, FRN ................................     Ba1/NR           1,502,768
               United Air Lines, Inc., pass thru certificates,
       1,767     7.19%, 4/1/11, Ser. 00-2 (a) ............................................     NR/NR            1,604,121
         650     7.73%, 7/1/10, Ser. 00-1 (a) ............................................     NR/NR              574,919
         100     10.125%, 3/22/15, Ser. 91-B2 (b)(c) .....................................     NR/NR               50,752
                                                                                                          ---------------
                                                                                                                5,666,676
                                                                                                          ---------------

               AUTOMOTIVE - 1.7%
               DaimlerChrysler NA Holdings,
       3,000     2.94%, 3/10/05, FRN(a) ..................................................    A3/BBB            3,011,358
       2,200     2.96%-7.30%, 5/24/06-1/15/12 (a) ........................................    A3/BBB            2,237,373
         100   Federal-Mogul Corp., 7.375%, 1/15/06 (b)(c)(d) ............................     NR/NR               31,750
       4,000   General Motors Corp., 8.375%, 7/15/33 (a) .................................   Baa2/BBB-          4,038,832
       1,600   Hyundai Motors Manufacturing, Alabama LLC, 5.30%, 12/19/08 (a)(e) .........    Baa3/BB+          1,642,134
                                                                                                          ---------------
                                                                                                               10,961,447
                                                                                                          ---------------

               BANKING - 2.4%
         100   Banque Centrale de Tunisie, 7.375%, 4/25/12 (a) ...........................    Baa2/BBB            115,375
       3,400   HBOS plc, 5.375%, 11/1/13, VRN (a)(e) .....................................     Aa3/A            3,528,680
               HSBC Capital Funding LP,
       1,300     4.61%, 6/27/49, VRN (a)(e) ..............................................     A1/A-            1,272,242
       1,000     10.18%, 6/30/30, VRN (a)(e) .............................................     A1/A-            1,584,670
         500   KBC Bank Funding Trust III, 9.86%, 11/2/09, VRN, (b)(e) ...................     A2/A-              610,724
       1,600   Royal Bank of Scotland Group plc, 9.12%, 3/31/10, Ser. 1 (a) ..............      A1/A            1,938,986
       2,700   United Overseas Bank Ltd, 5.375%, 9/3/19 (a)(e) ...........................     Aa3/A-           2,765,070
       3,900   Washington Mutual, Inc., 2.45%, 2/3/05, FRN (a) ...........................     A3/A-            3,907,917
                                                                                                          ---------------
                                                                                                               15,723,664
                                                                                                          ---------------

               BUILDING & CONSTRUCTION - 0.5%
       1,400   D. R. Horton Inc., 5.625%, 9/15/14 ........................................    Ba1/BB+           1,426,729
       1,400   KB Home Inc., 6.375%, 8/15/11 .............................................    Ba1/BB+           1,490,432
                                                                                                          ---------------
                                                                                                                2,917,161
                                                                                                          ---------------

               DIVERSIFIED MANUFACTURING - 0.1%
         700   Tyco International Group SA, 6.375%, 2/15/06 (a) ..........................    Baa3/BBB            720,555
                                                                                                          ---------------

               ELECTRONICS - 1.0%
       6,650   Electronic Data System Corp., 7.125%, 5/15/05 .............................    Ba1/BBB-          6,722,272
                                                                                                          ---------------

               ENERGY - 0.3%
       1,700   Chesapeake Energy Corp., 6.375%, 6/15/15 (e) ..............................    Ba3/BB-           1,742,500
                                                                                                          ---------------

               FINANCIAL SERVICES - 2.8%
       2,200   Bear Stearns Cos., Inc., 2.82%, 4/18/05, FRN (a) ..........................      A1/A            2,203,172
         300   Citigroup, Inc., 3.50%, 2/1/08 (a) ........................................    Aa1/AA-             297,850
               Goldman Sachs Group, Inc.,
       2,600     2.99%, 4/7/05 FRN (a) ...................................................     Aa3/A+           2,612,334
       3,500     4.125%-5.25%, 1/15/08-10/15/13 (a) ......................................     Aa3/A+           3,574,686
       2,400   JPMorgan Chase & Co., 6.625%, 3/15/12 (a) .................................      A1/A            2,691,014
       2,900   Morgan Stanley & Co., 4.75%, 4/1/14 (a) ...................................      A1/A            2,860,009
         500   Morgan Stanley Group Inc., 5.30%, 3/1/13 (a) ..............................     Aa3/A+             519,224
       3,000   Morgan Stanley Group Inc., 2.795%, 4/18/05, FRN Ser. MTNF (f) .............     Aa3/A+           3,006,135
                                                                                                          ---------------
                                                                                                               17,764,424
                                                                                                          ---------------

                               FIXED INCOME SHARES
                                    SERIES C
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2005
                             (unaudited) (continued)

PRINCIPAL
  AMOUNT                                                                                  CREDIT RATING
  (000)                                                                                   (MOODY'S/S&P)        VALUE*
------------                                                                             ---------------  ---------------

               CORPORATE BONDS & NOTES (continued)
               FINANCING - 4.7%
$      2,000   CIT Group, Inc., 2.73%, 3/21/05, FRN (a) ..................................      A2/A      $     2,004,020
       6,500   Ford Motor Credit Co., 6.875%-7.375%, 2/01/06-2/1/11 (a) ..................    A3/BBB-           6,811,140
       3,100   Fuji JGB Investment LLC, 9.87%, 6/30/08, VRN ..............................   Baa1/BBB-          3,612,473
       5,300   General Motors Acceptance Corp.,  6.875%-7.00%, 2/1/12-8/28/12, (a) .......   Baa1/BBB-          5,315,708
       1,400   Household Finance Corp., 7.00%, 2/1/12 (a)    .............................     A1/A             1,543,971
         252   Merrill Lynch XX Pilgrim America, 2.26%, 12/23/04. FRN (b) (g).............    Aaa/AAA             252,337
       1,200   Preferred Term Securities XIII Ltd., 3.08%, 3/24/34, FRN (b)(e)(f)(g) .....    Aaa/AAA           1,188,956
       4,400   Rabobank Capital Fund II, 5.25%-5.26%, 12/31/13-12/31/16, VRN (a)(e) ......    Aa2/AA            4,510,801
       2,025   Simsbury Clo Ltd., 2.71%, 3/24/05, FRN (a) (e) (g).........................    Aaa/AAA           2,019,690
       2,800   UFJ Finance Aruba AEC, 6.75%, 7/15/13 (a) .................................    A2/BBB+           3,157,904
                                                                                                          ---------------
                                                                                                               30,417,000
                                                                                                          ---------------

               FOOD - 0.4%
       2,000   Kraft Foods, Inc., 6.25%, 6/1/12 (a) ......................................    A3/BBB+           2,203,856
         400   Kroger Co., 6.20%, 6/15/12 (a) ............................................    Baa2/BBB            438,956
                                                                                                          ---------------
                                                                                                                2,642,812
                                                                                                          ---------------

               HEALTHCARE & HOSPITALS - 0.4%
         950   Coventry Health Care Inc., 5.875%, 1/15/12 (a)(e) .........................                        969,000
       1,700   HCA, Inc., 6.375%-7.125%, 6/1/06-1/15/15 (a) ..............................    Ba2/BB+           1,738,661
                                                                                                          ---------------
                                                                                                                2,707,661
                                                                                                          ---------------

               HOTELS/GAMING - 0.8%
       1,400   Caesars Entertainment Inc., 7.00%, 4/15/13 (a) ............................    Ba1/BB+           1,561,000
               Harrah's Operating Co., Inc.,
         570     7.50%, 1/15/09 (a) ......................................................   Baa3/BBB-            631,109
       1,000     7.875%, 12/15/05 (a) ....................................................    Ba1/BB+           1,037,500
         600   MGM Mirage, Inc., 6.00%, 10/1/09 (a) ......................................    Ba2/BB+             615,000
         650   Starwood Hotels & Resorts, 7.875%, 5/1/12 .................................    Ba1/BB+             744,250
         800   Station Casinos Inc., 6.00%, 4/1/12 .......................................    Ba3/BB-             824,000
                                                                                                          ---------------
                                                                                                                5,412,859
                                                                                                          ---------------
               HOUSEHOLD PRODUCTS - 0.1%
         700   Clorox Co., 3.13%, 6/14/05 (a)(e) .........................................     A3/A-              700,309
                                                                                                          ---------------

               INSURANCE - 0.1%
         500   Prudential Financial Inc., 4.10%, 11/15/06 (a) ............................     A3/A-              504,451
                                                                                                          ---------------

               MULTI-MEDIA - 1.4%
       4,475   AOL Time Warner, Inc., 6.125%-7.48%, 4/15/06-1/15/08 (a) ..................   Baa1/BBB+          4,678,285
       1,530   British Sky Broadcasting Group plc, 8.20%, 7/15/09 (a) ....................   Baa2/BBB-          1,764,535
       1,000   Continental Cablevision, Inc., 8.30%, 5/15/06 (a) .........................    Baa3/BBB          1,055,300
       1,000   Lenfest Communications, Inc., 7.625%, 2/15/08 (a) .........................    Baa3/BBB          1,095,947
         600   Viacom, Inc., 5.625%-6.625%, 5/15/11-8/15/12 (a) ..........................     A3/A-              658,313
                                                                                                          ---------------
                                                                                                                9,252,380
                                                                                                          ---------------

               OIL & GAS - 4.7%
         200   Devon Financing Corp., 6.875%, 9/30/11 (a) ................................    Baa2/BBB            226,549
       4,250   El Paso Production Holdings Co., 7.75%, 6/1/13 (a) ........................     B3/B-            4,441,250
       1,000   Enterprise Products Operating L.P., 6.65%, 10/15/34 (a) (e) ...............    Baa3/BB+          1,084,333
       1,000   Gazprom International SA., 7.20%, 2/1/20 ..................................    NR/BBB-           1,064,778
       1,410   Halliburton Co., 3.45%, 4/26/05, FRN (a) (e) ..............................    Baa2/BBB          1,411,270
       1,643   Kern River Funding Corp. , 4.89%, 4/30/18 (a)(e) ..........................     A3/A-            1,639,769
         500   Kinder Morgan, Inc., 6.50%, 9/1/12 (a) ....................................    Baa2/BBB            551,601
       2,500   Panhandle Eastern Pipe Line Co., 6.05%, 8/15/13 (a) .......................    Baa3/BBB          2,687,850
       3,100   Pemex Project Funding Master Trust, 7.375%-8.00%, 11/15/11-12/15/14 (a) ...    Baa1/BBB          3,498,000
       3,100   Pemex Project Funding Master Trust, 9.25%, 3/30/18 (a)(e) .................    Baa1/BBB          9,977,250

                               FIXED INCOME SHARES
                                    SERIES C
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2005
                             (unaudited) (continued)

PRINCIPAL
  AMOUNT                                                                                   CREDIT RATING
  (000)                                                                                    (MOODY'S/S&P)       VALUE*
------------                                                                              --------------- ---------------

               CORPORATE BONDS & NOTES (continued)
               OIL & GAS (continued)
$      1,250   Pioneer Natural Resources Co., 5.875%, 7/15/16 (a) ........................   Baa3/BBB-    $     1,318,208
          25   Sonat, Inc., 7.625%, 7/15/11 (a) ..........................................   Caa1/CCC+             25,812
         400   Southern Natural Gas Co., 8.00%, 3/1/32 (a) ...............................     B1/B-              440,000
       2,000   William Cos, Inc., 7.625%, 7/15/19 (a) ....................................     B1/B+            2,230,000
                                                                                                          ---------------
                                                                                                               30,596,670
                                                                                                          ---------------

               PAPER/PAPER PRODUCTS - 0.8%
         900   Abitibi-Consolidated, Inc., 8.55%, 8/1/10 .................................    Ba3/BB-             970,875
       1,000   Boise Cascade Corp., 7.00%, 11/1/13 (a) ...................................   Baa2/BBB-          1,154,300
       2,200   Georgia Pacific Corp., 7.50%, 5/15/06 .....................................    Ba3/BB+           2,301,750
         600   International Paper Co., 6.75%, 9/1/11 (a) ................................    Baa2/BBB            675,351
         500   Weyerhaeuser Co., 6.125%, 3/15/07 (a) .....................................    Baa2/BBB            230,632
                                                                                                          ---------------
                                                                                                                5,332,908
                                                                                                          ---------------

               TELECOMMUNICATIONS - 2.0%
         350   AT&T Wireless Services, Inc., 7.50%, 5/1/07 (a) ...........................     Baa2/A             377,940
         100   British Telecommunications plc, 8.125%, 12/15/10 ..........................    Baa1/A-             119,715
     E$1,280   Deutsche Telekom International Finance, 8.125%, 5/29/12, VRN (a) ..........   Baa1/BBB+          2,130,208
               France Telecom SA,
       E$840     6.75%, 3/14/08, VRN (a) .................................................    Baa1/A-           1,228,264
       2,000     7.20%, 3/1/06, VRN (a) ..................................................    Baa1/A-           2,089,450
         750   Qwest Communications International Inc., 7.25%, 2/15/11 (a)(e) ............      B3/B              772,500
         740   Qwest Capital Funding, Inc., 7.25%, 2/15/11(a) ............................     Caa2/B             714,100
         800   Rogers Cable Inc., 7.25%, 12/15/11 ........................................    Ba3/BB+             670,562
         400   Rogers Wireless Inc., 7.625%, 12/15/11 (e) ................................     Ba3/BB             340,117
       2,800   SBC Communications, Inc., 5.10%, 9/15/14 (a) ..............................      A2/A            2,825,486
         600   Verizon Global Funding Inc., 4.00%, 1/15/08 (a) ...........................     A2/A+              603,126
         900   Verizon New England, Inc., 6.50%, 9/15/11 (a) .............................     A2/A+              992,282
         100   Vodafone Group plc, 7.75%, 2/15/10 (a) ....................................      A2/A              115,507
                                                                                                          ---------------
                                                                                                               12,979,257
                                                                                                          ---------------

               TOBACCO 0.2%
       1,000   Philip Morris Cos., Inc., 6.375%, 2/1/06 (a) ..............................    Baa2/BBB          1,021,705
                                                                                                          ---------------

               UTILITIES - 3.9%
       1,000   Carolina Power & Light Co., 6.65%, 4/1/08 (a) .............................    Baa1/BBB          1,077,242
         500   Cleveland Electric Illuminating Co., 6.86%, 10/1/08 (a) ...................   Baa2/BBB-            545,531
         400   Columbus Southern Power Co., 5.50%, 3/1/13, Ser. C (a) ....................     A3/BBB             421,039
       1,300   Constellation Energy Group, Inc., 7.00%, 4/1/12 (a) .......................    Baa1/BBB          1,489,357
       1,300   Dayton Power & Light Co., 5.125%, 10/1/13 (a)(e) ..........................   Baa2/BBB-          1,338,017
       1,500   Entergy Gulf States Inc., 3.60%, 6/1/08 (a) ...............................    Baa3/BBB          1,473,828
         900   Entergy Mississippi, Inc., 4.35%, 4/1/08 (a) ..............................    Baa2/A-             897,480
         629   GC1C Funding Corp., 5.13%, 1/15/14 (b)(e) .................................    Baa3/BBB            628,127
         200   Idaho Power Corp., 6.60%, 3/2/11, Ser. MTN (a) ............................     A3/A-              223,276
       1,000   MidAmerican Energy Holdings Co., 5.875%, 10/1/12 (a) ......................   Baa3/BBB-          1,066,247
         200   Niagara Mohawk Power Corp., 7.75%, 5/15/06 (a) ............................     A3/A+              210,560
       3,300   Ohio Edison Co., 4.00%-5.45%, 5/1/08-5/15/15 (a) ..........................    Baa2/BB+          3,335,336
       1,600   Ohio Edison Co., 5.647%, 6/15/09 (a) (e) ..................................    Baa2/BB+          1,648,657
       1,400   Pacific Gas & Electric Co., 3.26%, 4/3/05, FRN (a) ........................    Baa1/BBB          1,401,558
         246   PNPP II Funding Corp., 8.51%, 11/30/06 (a) ................................    Baa2/BB+            254,949
       4,200   Progress Energy, Inc., 6.05%-6.75%, 3/1/06-4/15/07 (a) ....................   Baa2/BBB-          4,343,109
         500   PSE&G Power LLC, 7.75%, 4/15/11 (a) .......................................    Baa1/BBB            584,397
         327   Southern California Edison Co., 8.00%, 2/15/07 (a) ........................    A3/BBB+             353,924
       1,000   Tampa Electric Co., 6.875%, 6/15/12 (a) ...................................   Baa2/BBB-          1,134,770
         700   TXU Energy Co., 7.00%, 3/15/13 (a) ........................................    Baa2/BBB          2,481,215
          97   Waterford 3 Funding Corp., 8.09%, 1/2/17 (a) ..............................   Baa2/BBB-            107,705
                                                                                                          ---------------
                                                                                                               25,016,324
                                                                                                          ---------------
               WASTE DISPOSAL-0.1%
         500   Waste Management Inc., 6.50%, 11/15/08 ....................................    Baa3/BBB            542,127
                                                                                                          ---------------
                    Total Corporate Bonds & Notes (cost-$187,376,338) ....................                    189,345,162
                                                                                                          ---------------

                               FIXED INCOME SHARES
                                    SERIES C
                                JANUARY 31, 2005
                             (unaudited) (continued)

PRINCIPAL
  AMOUNT                                                                                   CREDIT RATING
  (000)                                                                                    (MOODY'S/S&P)       VALUE*
------------                                                                              --------------- ---------------

               U.S. GOVERNMENT AGENCY SECURITIES - 2.0%
               FANNIE MAE - 0.1%
$        820     3.210%-4.00%, 3/25/05, FRN, CMO (a) .....................................    Aaa/AAA     $        14,803
         637     5.50%-7.50%, 4/1/17-9/1/33, CMO (a) .....................................    Aaa/AAA             662,365
                                                                                                          ---------------
                                                                                                                  677,168
                                                                                                          ---------------

               FREDDIE MAC - 0.0%
          78     3.00%-3.252%, 12/1/18-6/1/30, FRN (a) ...................................    Aaa/AAA              79,409
                                                                                                          ---------------

               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.6%
          51     4.375%, 1/20/22, CMO (a) ................................................    Aaa/AAA              51,255
       9,837     5.50%-7.50%, 1/15/31-1/15/34, CMO (a) ...................................    Aaa/AAA          10,063,468
                                                                                                          ---------------
                                                                                                               10,114,723
                                                                                                          ---------------

               OTHER GOVERNMENT AGENCIES - 0.3%
       1,960   Small Business Investment Companies, 4.50%, 2/1/14 (a) ....................     NR/NR            1,965,060
                                                                                                          ---------------

                     Total U.S. Government Agency Securities (cost-$12,791,171) ..........                     12,836,360
                                                                                                          ---------------

               SOVEREIGN DEBT OBLIGATIONS  - 17.7%
               BRAZIL - 1.9%
               Republic of Brazil,
       5,243     3.125%, 4/15/05, FRN ....................................................     B1/BB-           5,122,888
       6,509     8.00%-11.50%, 3/12/08-4/15/24 (a) .......................................     B1/BB-           6,833,697
                                                                                                          ---------------
                                                                                                               11,956,585
                                                                                                          ---------------

               FRANCE - 8.0%
               Republic of France
    E$38,000     4.00%, 4/25/14 ..........................................................    Aaa2/AAA         51,518,370
                                                                                                          ---------------

               MEXICO - 4.4%
               United Mexican States,
       6,000     6.375%-8.00%, 9/24/22-1/16/13, Ser. A (a) ...............................    Baa1/BBB          6,891,000
      18,300     7.50%-8.30%, 1/14/12-8/15/31 (a) ........................................    Baa1/BBB         21,507,300
                                                                                                          ---------------
                                                                                                               28,398,300
                                                                                                          ---------------

               PANAMA - 1.2%
       6,500   Republic of Panama, 9.625%, 2/8/11 (a) ....................................     Ba1/BB           7,670,000
                                                                                                          ---------------

               PERU - 1.0%
       5,800   Republic of Peru, 9.125%, 2/21/12 (a) .....................................     Ba3/BB           6,699,000
                                                                                                          ---------------

               RUSSIA - 0.8%
               Republic of Russia,
       3,700     5.00%, 3/31/07, VRN (a) .................................................    Baa3/BB+          3,887,960
       1,334     10.00%, 6/26/07 (a) .....................................................    Baa3/BB+          1,502,351
                                                                                                          ---------------
                                                                                                                5,390,311
                                                                                                          ---------------

               SOUTH AFRICA- 0.4%
       2,505   Republic of South Africa, 6.50%-9.125%, 5/19/09-6/2/14 (a) ................    Baa1/BBB          2,822,079
                                                                                                          ---------------

                  Total Sovereign Debt Obligations (cost-$108,157,476) ...................                    114,454,645
                                                                                                          ---------------

               U.S. TREASURY NOTES & BONDS - 1.5%
       9,786     3.375%-3.625%, 1/15/07-7/15/09 (a) (cost-$10,108,655) ///................    Aaa/AAA          10,067,743
                                                                                                          ---------------

                               FIXED INCOME SHARES
                                    SERIES C
                                JANUARY 31, 2005
                             (unaudited) (continued)

PRINCIPAL
  AMOUNT                                                                                   CREDIT RATING
  (000)                                                                                    (MOODY'S/S&P)      VALUE*
------------                                                                              --------------- ---------------

             MORTGAGE-BACKED SECURITIES (continued) - 1.4%
$         82   Bank of America Mortgage Securities, 5.58%, 2/1/05, FRN (a) ...............     NR/AAA     $        83,424
       3,000   Chase Commercial Mortgage Securities Corp., 6.48%, 2/1/05, FRN (a)(e) .....     Aaa/NR           3,306,768
         884   CS First Boston Mortgage Securities Corp., 2.00%, 8/25/33, FRN (e)(g)(h) ..     NR/NR              876,860
           7   CS First Boston Mortgage Securities Corp., 8.50%, 9/25/31, (e)(h) .........     NR/AAA               6,801
      37,702   Hilton Hotel Pool Trust, 0.62%, 2/1/05, FRN, IO (e) .......................    Aaa/AAA           1,248,902
       3,103   Ocwen Residential MBS Corp., 7.00%, 10/25/40 ..............................     B3/NR            2,419,151
         750   PNC Mortgage Acceptance Corp., 7.61%, 2/15/10 (a) .........................     Aaa/NR             849,314
                                                                                                          ---------------
                  Total Mortgage-Backed Securities (cost-$8,499,781) .....................                      8,791,220
                                                                                                          ===============

             MUNICIPAL BONDS & NOTES (a) - 1.4%
       8,555   Detroit City School Distrist, GO, 5.00%, 5/1/33 (cost-$8,503,583) .........    Aaa/AAA           8,888,132
                                                                                                          ---------------

             ASSET-BACKED SECURITIES - 0.5%
       2,040   Green Tree Financial Corp., 6.37%, 7/1/25 .................................      NR/B            2,108,498
               Keystone Owner Trust,
         949     8.35%, 12/25/24 (e) .....................................................     Ba2/NR             947,075
          19     9.00%, 1/25/29 (e) ......................................................     Ba2/NR              18,085
                                                                                                          ---------------
                  Total Asset-Backed Securities (cost-$3,037,076) ........................                      3,073,658
                                                                                                          ---------------
  SHARES
  (000)
------------
                CONVERTIBLE PREFERRED STOCK - 0.3%
                AUTOMOTIVE - 0.3%
          80    General Motors Corp. (cost-$2,000,000) ...................................                      2,018,400
                                                                                                          ---------------

               RIGHTS - 0.0% (d)
         250   United Mexican States, Ser. C, expires 6/1/05 .............................                          3,563
         250   United Mexican States, Ser. D, expires 6/30/06 ............................                          6,750
         250   United Mexican States, Ser. E, expires 6/1/07 .............................                          6,087
                                                                                                          ---------------
                  Total Rights (cost-$0) .................................................                         16,400
                                                                                                          ---------------

PRINCIPAL
  AMOUNT
  (000)
------------
               SHORT-TERM INVESTMENTS - 41.6%
               COMMERCIAL PAPER (a) - 20.0%
               BANKING - 2.7%
$     17,500   Skandinaviska Enskilda Banken, 2.70%, 5/27/05 .............................    P-1/A-1          17,348,100
                                                                                                          ---------------

               CONGLOMERATES - 3.0%
      19,200   General Electric Capital Corp., 2.32%-2.66%, 2/24/05-4/28/05 ..............    P-1/A-1+         19,152,868
                                                                                                          ---------------

                               FIXED INCOME SHARES
                                    SERIES C
                                JANUARY 31, 2005
                             (unaudited) (continued)

PRINCIPAL
  AMOUNT                                                                                  CREDIT RATING
  (000)                                                                                   (MOODY'S/S&P)        VALUE*
------------                                                                             ---------------  ---------------

               FINANCING - 11.4%
$      4,700   Barclay US Funding LLC, 1.985%, 2/1/05 ....................................    P-1/A-1+    $     4,700,000
      12,700   CDC Commercial Paper Corp., 2.02%, 2/7/05 .................................    P-1/A-1+         12,695,724
      17,600   Danske Corp., 2.46%, 2/1/05 ...............................................    P-1/A-1+         17,600,000
       3,400   Fortis Funding LLC, 2.61%, 4/27/05 ........................................    P-1/A-1+          3,378,648
       1,700   General Motors Acceptance Corp., 2.362-3.92%, 3/21/05-10/20/05 ............    P-2/A-3           1,696,202
      14,600   Rabobank USA Finance Corp., 2.47%, 2/1/05 .................................    P-1/A-1+         14,600,000
      19,100   UBS Finance, Inc., 2.30%-2.675%, 2/28/05-5/26/05 ..........................    P-1/A-1+         19,046,427
                                                                                                          ---------------
                                                                                                               73,717,001
                                                                                                          ---------------
               FOOD - 0.2%
       1,600   Heinz H.J. Co., 6.189%, 12/1/05, FRN (b) ..................................      A3/A            1,683,756
                                                                                                          ---------------

               OIL & GAS - 2.7%
      17,600   TotalFinaElf Capital plc., 2.48%, 2/1/05 ..................................    P-1/A-1+         17,600,000
                                                                                                          ---------------
                  Total Commercial Paper (cost-$129,464,977) ..........................................       129,501,725
                                                                                                          ---------------

               CORPORATE NOTES (a) - 6.3%
               FINANCING - 2.5%
               Ford Motor Credit Co.,
       5,600     2.90%-3.10%, 4/28/05-7/18/05, FRN .......................................    A3/BBB-           5,590,724
       5,300     7.50%-7.60%, 3/15/05-8/1/05 .............................................    A3/BBB-           5,373,544
       3,000   General Motors Acceptance Corp., 4.437%, 3/4/05, FRN ......................   Baa1/BBB-          3,003,639
       2,000   General Motors Acceptance Corp., 4.23%, 5/19/05 ...........................   Baa1/BBB-          2,008,580
         100   PP&L Capital Funding, Inc., 7.75%, 4/15/05 ................................   Baa3/BBB-            100,851
                                                                                                          ---------------
                                                                                                               16,077,338
                                                                                                          ---------------
               HOTELS/GAMING - 0.5%
       1,000   Marriott International Inc., 6.875%, 11/15/05, Ser. B .....................   Baa2/BBB+          1,028,234
       2,100   MGM Grand Inc., 6.95%, 2/1/05 .............................................     WR/BB+           2,100,000
         200   Mirage Resort, Inc., 6.625%, 2/1/05 .......................................     WR/BB+             200,000
                                                                                                          ---------------
                                                                                                                3,328,234
                                                                                                          ---------------

               MULTI-MEDIA - 0.3%
       2,000   Continental Cablevision, Inc., 8.875%, 9/15/05 ............................    Baa3/BBB          2,066,494
         180   Lenfest Communications, Inc., 8.375%, 11/1/05 (f) .........................    Baa3/BBB            186,465
                                                                                                          ---------------
                                                                                                                2,252,959
                                                                                                          ---------------
               OIL & GAS - 0.1%
         610   Halliburton Co., 4.16%, 4/17/05, FRN ......................................    Baa2/BBB            614,586
                                                                                                          ---------------

               PAPER/PAPER PRODUCTS - 0.1%
         235   Abitibi-Consolidated, Inc., 8.30%, 8/1/05 .................................    Ba3/BB-             240,288
                                                                                                          ---------------

               RETAIL - 0.5%
       3,000   Safeway Inc., 3.80%, 8/15/05 ..............................................    Baa2/BBB          3,007,077
                                                                                                          ---------------

               TELECOMMUNICATIONS - 1.5%
       1,300   British Telecommunications plc, 7.625%, 12/15/05 ..........................    Baa1/A-           1,349,812
       1,400   Deutsche Telekom International Finance, 7.75%, 6/15/05 ....................   Baa1/BBB+          1,425,841
       3,000   Rogers Cablesystems Inc., 10.00%, 3/15/05, Ser. B .........................    Ba3/BB+           3,033,750
       2,100   SBC Communications, Inc., 4.21%, 6/5/05 (a) (e) ...........................      A2/A            2,109,103
       2,000   Sprint Capital Corp. FON Group, 7.90%, 3/15/05 ............................   Baa3/BBB-          2,012,352
                                                                                                          ---------------
                                                                                                                9,930,858
                                                                                                          ---------------
               TOBACCO - 0.7%
       4,400   Philip Morris Cos., Inc., 7.00%, 7/15/05 ..................................    Baa2/BBB          4,471,078
                                                                                                          ---------------

               UTILITIES - 0.1%
         900   Gulf States Utilities Co., 6.77%, 8/1/05, Ser. B ..........................    Baa3/BBB            916,469
                                                                                                          ---------------
                  Total Corporate Notes (cost-$39,218,755) ...............................                     40,838,887
                                                                                                          ---------------

               U.S. GOVERNMENT AGENCY SECURITIES (a) - 14.2%
      53,400   Fannie Mae, 2.073%-2.645%, 2/2/05-6/1/05 ..................................    Aaa/AAA          53,299,047
       6,000   Federal Home Loan Bank, 2.10%-5.50%, 2/1/05-3/2/05 ........................    Aaa/AAA           5,999,816
      32,500   Freddie Mac, 2.06%-2.69%, 2/2/05-6/20/05 ..................................    Aaa/AAA          32,292,293
                                                                                                          ---------------
                  Total U.S. Governament Agency Securities (cost-$91,598,626) .........................        91,591,156
                                                                                                          ---------------

                               FIXED INCOME SHARES
                                    SERIES C
                                JANUARY 31, 2005
                             (unaudited)(continued)

                                                                                          CREDIT RATING
CONTRACTS                                                                                 (MOODY'S/S&P)        VALUE*
------------                                                                             ---------------  ---------------

               U.S. TREASURY BILLS (a) - 0.3%
$      1,690   2.16%-2.205%, 3/3/05-3/17/05 (cost-$1,686,316) ............................    Aaa/AAA     $     1,686,316
                                                                                                          ---------------

               REPURCHASE AGREEMENT (a)  - 0.8%
       5,184   Agreement with State Street Bank & Trust Co., dated January 31, 2005,
               1.90% due 2/1/05, proceeds: $5,184,274; collateralized by Freddie Mac 2.875%
               due 9/15/05, valued at $5,287,769 with accrued interest (cost-$5,184,000) ..   Aaa/AAA           5,184,000
                                                                                                          ---------------
                  Total Short-Term Investments (cost-$267,152,674) ....................................       268,802,084
                                                                                                          ---------------
                  Total Investments before options written (cost-$607,626,754) - 95.7% ................       618,293,804
                                                                                                          ---------------

               CALL OPTIONS WRITTEN  (d) - (0.0)%
       (200)   U.S Treasury Notes 10 yr. Futures, Chicago Board of Trade,
                Strike price $113, expires 2/18/05 ....................................................           (46,875)
       (184)   U.S Treasury Notes 10 yr. Futures, Chicago Board of Trade,
                Strike price $115, expires 2/18/05 ....................................................            (2,875)
                                                                                                          ---------------
                      Total Call Options Written (premiums received-$152,310) .........................           (49,750)
                                                                                                          ---------------

               PUT OPTIONS WRITTEN  (d) - (0.0)%
       (200)   U.S Treasury Notes 10 yr. Futures, Chicago Board of Trade
                Strike price $108, expires 2/18/05 ....................................................            (3,125)
       (184)   U.S Treasury Notes 10 yr. Futures, Chicago Board of Trade
                Strike price $109, expires 2/18/05 ....................................................            (2,875)
                                                                                                          ---------------
                      Total Put Options Written (premiums received-$151,935) ..........................            (6,000)
                                                                                                          ---------------
                      Total Options Written (premiums received-$304,245) ..............................           (55,750)
                                                                                                          ---------------

                  Total Investments, net of options written (cost-$607,322,509) - 95.7% ...............       618,238,054
                  Other assets less liabilities - 4.3% ................................................        28,050,175
                                                                                                          ---------------
                        Net Assets - 100.0% ...........................................................     $ 646,288,229
                                                                                                          ===============

                               FIXED INCOME SHARES
                                    SERIES C
                                JANUARY 31, 2005
                             (unaudited)(continued)

INVESTMENT IN SECURITIES

                                                                                                     Unrealized
SERIES C:                                                                                           Appreciation/
Type                                                      # of Contracts        Expiration Date    (Depreciation)
----                                                     -------------------------------------------------------------

Long: Financial Future Euro-Bond 10 Year Eux                          99                 3/8/05              $104,279
      Eurodollar Future March 2005                                     3               12/19/05                (1,425)
      Eurodollar Future June 2005                                     90                6/13/05               (83,050)
      Eurodollar Future September 2005                               481                9/19/05              (531,029)
      U.S. Treasury 10 Year Notes                                    281                3/21/05               485,945
                                                                                                   -------------------
                                                                                                              (25,280)
                                                                                                   -------------------

Short: Financial Future Euribor December 2005                       (129)              12/19/05               $40,174
                                                                                                   -------------------

Forward foreign currency contracts outstanding at January 31, 2005:

SERIES C:
                                                                        U.S. $ Value on         U.S. $ Value on   Unrealized
                                                Broker                  Origination Date        Origination Date  Appreciation
------------------------------------------------------------------------------------------------------------------------------

Purchased:
Brazilian Real, settling 2/22/05               Citibank N.A.                    $ 96,136              $ 105,117       $ 8,981
Brazilian Real, settling 3/14/05               Morgan Stanley                     94,028                101,921         7,893
Brazilian Real, settling 4/22/05               Goldman Sachs                      95,357                 99,692         4,335
Chilean Peso, settling 2/03/05                 Morgan Stanley                     28,910                 30,267         1,357
Chilean Peso, settling 2/17/05                 Morgan Stanley                     93,673                 95,550         1,877
Chilean Peso, settling 3/14/05                 Morgan Stanley                     92,015                 93,721         1,706
Euro Dollar, settling 2/10/05                  Citibank N.A.                     468,293                470,640         2,347
Great Britain Pounds, settling 2/17/05         State Street Bank                 590,439                593,513         3,074
Hong Kong Dollar, settling 4/26/05             HSBC Securities Inc.               90,306                 90,268           (38)
Indian Rupee, settling 3/21/05                 Citibank N.A.                      92,437                 92,909           472
Indian Rupee, settling 3/21/05                 J.P. Morgan Chase                  92,437                 92,910           473
Japenese Yen, settling 3/10/05                 J.P. Morgan Chase              40,885,337             40,541,648      (343,689)
Mexican Peso, settling 2/28/05                 Goldman Sachs                      86,544                 88,547         2,003
Mexican Peso, settling 3/22/05                 Morgan Stanley                    177,095                178,245         1,150
Mexican Peso, settling 3/22/05                 Morgan Stanley                     88,571                 89,123           552
Peruvian Nouvian Sol, settling 2/22/05         J.P. Morgan Chase                  49,234                 50,110           876
Peruvian Nouvian Sol, settling 2/22/05         Citibank                           45,150                 45,974           824
Peruvian Nouvian Sol, settling 3/17/05         Citibank                           94,776                 95,930         1,154
Russian Ruble, settling 2/22/05                Citibank                           93,049                 94,685         1,636
Russian Ruble, settling 3/22/05                J.P. Morgan Chase                  98,087                 97,806          (281)
Russian Ruble, settling 4/27/05                HSBC Securities                    92,059                 92,336           277
Singapore Dollar, settling 2/24/05             HSBC Securities                    95,691                 96,126           435
Singapore Dollar, settling 3/21/05             Citibank                           93,882                 94,217           335
Singapore Dollar, settling 4/26/05             Citibank                           93,291                 93,092          (199)
Slovakian Koruna settling 2/28/05              Morgan Stanley                     98,797                101,330         2,533
Slovakian Koruna settling 3/22/05              Morgan Stanley                    104,175                102,830        (1,345)
Polish Zloty, settling 2/22/05                 Morgan Stanley                     98,822                103,897         5,075
Polish Zloty, settling 3/22/05                 Citibank                          104,257                103,508          (749)
South Korean Won, settling 2/24/05             Barclays Bank                     101,148                105,544         4,396

                               FIXED INCOME SHARES
                                    SERIES C
                                JANUARY 31, 2005
                             (unaudited)(continued)

South Korean Won, settling 3/21/05             Citibank N.A.                      99,882                103,447         3,565
South Korean Won, settling 4/28/05             Citibank N.A.                     101,152                101,740           588
Taiwan Dollar, settling 2/24/05                Barclays Bank PLC                  95,093                 96,886         1,793
Taiwan Dollar, settling 3/21/05                Citibank N.A.                      92,596                 94,138         1,542

Sold:
Canadian Dollar, settling 2/17/05              Royal Bank of Canada              985,885                967,159        18,726
Euro settling 2/10/05                          State Street Bank               9,374,869              9,244,629       130,240
Euro settling 2/10/05                          Royal Bank of Canada           11,961,911             11,780,350       181,561
Euro settling 2/17/05                          Morgan Stanley Co.             52,249,738             52,565,100      (315,362)
                                                                                                                  ------------
                                                                                                                   $ (269,887)
                                                                                                                  ============

(e) Interest Rate swap agreements outstanding at January 31, 2005:

                                                                                       Rate Type
                                                                         -------------------------------------
SERIES C:                                                                   Payments             Payments           Unrealized
---------                           Notional Amount     Termination         made by             received by        Appreciation/
Swap Counterparty                        (000)              Date            the Portfolio      the Portfolio      (Depreciation)
--------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs                            1,000            6/15/15                  5.00%     3 Month LIBOR         $    (18,737)
Goldman Sachs                      Euro 46,000            6/17/10        6 Month ERIBOR               4.00%           2,971,778
Goldman Sachs                         $321,000            6/15/06        3 Month LIBOR                3.00%             (90,528)
Lehman Securities                     $111,400            6/15/10                 4.00%      3 Month LIBOR              (55,302)
Lehman Securities                       $1,600            6/15/15                 5.00%      3 Month LIBOR              (29,979)
Merrill Lynch                     Euro 218,000            12/21/07       6 Month LIBOR                4.00%           4,391,946
Merrill Lynch                             $700            12/15/24                6.00%      3 Month LIBOR              (61,083)
Morgan Stanley                         $37,500            6/15/15                 5.00%      3 Month LIBOR             (585,251)
Morgan Stanley                   SEK$1,386,000            12/15/07       3 Month LIBOR                4.00%           3,106,688
Morgan Stanley                         $66,600            6/18/34        6 Month LIBOR                6.00%           1,674,883
                                                                                                                ----------------
                                                                                                                   $ 11,304,415
                                                                                                                ================

-------------------------------------
LIBOR - London Interbank Offered Rate

SERIES M
SCHEDULE OF INVESTMENTS

                               FIXED INCOME SHARES
                                    SERIES M
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2005
                                   (unaudited)

  PRINCIPAL
   AMOUNT                                                                                 CREDIT RATINGS
   (000)                                                                                  (MOODY'S/S&P)        VALUE *
--------------------------------------------------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY SECURITIES - 76.6%
               FANNIE MAE - 46.2%
$     25,720     2.93%-5.16%, 2/1/05-2/28/05, FRN (a) ....................................    Aaa/AAA     $    26,860,822
      73,085     4.50%-7.50%, 2/25/09-1/01/34 (a) ........................................    Aaa/AAA          73,032,106
     191,500     5.00%-5.50%, 2/28/35 (f) ................................................    Aaa/AAA         194,186,477
                                                                                                          ---------------
                                                                                                              294,079,405
                                                                                                          ---------------
               FREDDIE MAC - 14.2%
      25,369     2.93%-4.49%, 2/1/05-2/15/05, FRN (a) .....................................    Aaa/AAA          25,588,528
      49,000     5.00%-5.50%, 2/28/35 (f) ................................................    Aaa/AAA          49,351,250
      15,140     5.50%-7.50%, 7/1/08-9/15/30 (a) .........................................    Aaa/AAA          15,095,424
                                                                                                          ---------------
                                                                                                               90,035,202
                                                                                                          ---------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 16.2%
      17,250     2.26%-5.75%, 2/1/05-2/28/05, FRN (a) ....................................    Aaa/AAA          17,580,926
      58,500     5.50%-6.00%, 2/28/35-3/30/15 (f) ........................................    Aaa/AAA          60,456,084
      24,526     5.50%-7.50%, 5/15/23-7/15/33 (a) ........................................    Aaa/AAA          25,044,233
                                                                                                          ---------------
                                                                                                              103,081,243
                                                                                                          ---------------
                        Total U.S. Government Agency Securities (cost-$485,384,807) .......                   487,195,850
                                                                                                          ---------------

              ASSET-BACKED SECURITIES - 28.9%
               Aegis Asset Backed Securities Trust,
       6,059     2.93%, 2/1/05, FRN (a) ..................................................    Aaa/AAA             188,496
       2,212     4.00%, 11/25/33, IO (b) .................................................    Aaa/AAA           2,217,590
         336   Amortizing Residential Collateral Trust, 2.80%, 2/25/05, FRN  .............     NR/AAA             336,374
         329   Bayview Financial Acquistion Trust, 2.91%, 2/25/05, FRN (e) ...............    Aaa/AAA             329,199
       4,483   Bayview Financial Asset Trust, 2.93%, 2/25/05, FRN (e) (g) ................     Aaa/NR           4,480,548
               Bear Stearns Asset Backed Securities, Inc.,
       6,104     3.12%, 2/25/05, FRN .....................................................    Aaa/AAA           6,170,115
      10,940     5.00%, 3/25/07, IO (b) ..................................................     NR/Aaa           1,093,234
       1,720   Beneficial Mortgage Corp., 2.68%, 2/28/05, FRN ............................    Aaa/AAA           1,714,025
          72   Cendant Mortgage Corp., 6.00%, 12/25/33 (e) ...............................     NR/AAA              74,426
               Centex Home Equity
      10,619     2.91%, 2/25/05, FRN (a)..................................................    Aaa/AAA          10,634,766
       9,000     3.70%, 2/1/05, FRN (b) ..................................................    Aaa/AAA           9,014,067
         800   Community Program Loan Trust, 4.50%, 4/1/29 ..............................     NR/AAA             750,390
               Conseco Finance Securitization Co.,
         708     3.83%, 2/15/05, FRN .....................................................     Aa2/AA             710,141
       1,609     5.55%, 8/15/25 ..........................................................    Aa2/AA-           1,654,420
               Countrywide Asset-Backed Certificates, Inc.,
       5,997     3.00%, 2/25/05, FRN .....................................................    Aaa/AAA           6,003,545
       3,302     3.12%, 2/25/05, FRN (e) .................................................    Aaa/AAA           3,308,399
      16,000     4.26%, 12/25/17 .........................................................    Aaa/AAA          16,049,248
       2,868   Credit-Based Asset Servicing and Security, 2.98%, 2/25/05, FRN ............    Aaa/AAA           2,884,424
      12,105   CS First Boston Mortgage Securities Corp., 2.90%, 2/25/05, FRN (e) ........    Aaa/AAA          12,084,395
         147   EMC Mortgage Loan Trust, 2.90%, 2/25/05, FRN (e) ..........................    Aaa/AAA             147,606
         149   First Investor Auto Owner Trust, 3.46%, 12/15/08 (e) (f) ..................    Aaa/AAA             148,669
          52   First Plus Home Loan Trust, 7.32%, 11/10/23  ..............................     NR/AA               52,092
         194   Fremont Home Loan Owner Trust, 2.92%, 2/25/05, FRN ........................    Aaa/AAA             194,461
         877   Fremont Home Loan Trust, 2.79%, 2/25/05, FRN  .............................    Aaa/AAA             878,431
               Green Tree Financial Corp.,
       1,000     7.06%, 2/1/31  ..........................................................      NR/B              849,004
       1,739     7.40%, 6/15/27 ..........................................................     A2/AA+           1,875,606
         593     7.55%, 1/15/29 ..........................................................     NR/AA              648,337
       1,386   Home Equity Mortgage Trust, 2.95%, 2/25/05, FRN ...........................    Aaa/AAA           1,388,970
         261   Household Mortgage Trust, 2.80%, 2/20/05, FRN .............................    Aaa/AAA             262,220
       1,891   Irwin Home Equity Trust, 3.05%, 2/25/05, FRN ..............................    Aaa/AAA           1,900,278
       7,500   Long Beach Mortgage Loan Trust, 3.48%, 2/25/05, FRN .......................     Aa2/NR           7,602,471
               Merrill Lynch Mortgage Investor, Inc.,
         606     2.98%, 2/25/05, FRN .....................................................    Aaa/AAA             606,678
       4,000   Metris Master Trust, 2.89%, 2/20/05, FRN ..................................     Aa2/AA           4,005,666
       2,561   Mid-State Trust, 6.01%, 8/15/37 ...........................................    Aaa/AAA           2,615,826
       2,495   Morgan Stanley ABS Capital I, Inc., 2.87%, 2/25/05, FRN ...................    Aaa/AAA           2,500,377
         164   Nissan Auto Receivables Owner Trust, 4.28%, 10/16/06 ......................    Aaa/AAA             164,370
      35,800   Park Place Securities Inc., 2.66%, 2/25/05, FRN ...........................    Aaa/AAA          35,788,830
       1,512   Renaissance Home Equity Loan Trust, 2.73%, 2/25/05, FRN ...................    Aaa/AAA           1,513,483
               Residential Asset Mortgage Products, Inc.,
       2,000     5.90%, 7/25/34 ..........................................................    Aaa/AAA           2,042,551
       5,000     6.58%, 6/30/33 (g) ......................................................    Aaa/AAA           4,990,676
       1,000     7.14%, 4/25/32 ..........................................................      A2/A            1,026,897
       9,880   Residential Asset Securities Corp., 8.19%, 2/25/31 ........................     NR/AAA          10,238,536
               Salomon Brothers Mortgage Securities VII, Inc.,
       3,800     3.68%, 2/25/05, FRN .....................................................     NR/AA+           3,806,197
       2,721   Saxon Asset Security Trust, 3.80%, 2/25/05, FRN ...........................     Aa2/NR           2,727,694
               SLM Student Loan Trust,
       4,379     2.69%, 2/25/05, FRN .....................................................    Aaa/AAA           4,377,483
       9,462     2.94%, 2/25/05, FRN .....................................................    Aaa/AAA           9,575,642
       2,000   World Financial Network Credit Card Master Trust, 2.58%, 2/15/05, FRN .....    Aaa/AAA           2,000,000
                                                                                                          ---------------
                       Total Asset-Backed Securities (cost-$183,673,700) .................                    183,626,853
                                                                                                          ---------------

                               FIXED INCOME SHARES
                                    SERIES M
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2005
                             (unaudited)(continued)

  PRINCIPAL
   AMOUNT                                                                                 CREDIT RATINGS
   (000)                                                                                  (MOODY'S/S&P)        VALUE *
--------------------------------------------------------------------------------------------------------------------------

               MORTGAGE-RELATED SECURITIES (continued) - 23.8%
               Bear Stearns Alt-A Trust,
$     20,000     2.81%, 2/25/05, FRN (a) .................................................    Aaa/AAA      $    6,738,584
       9,987     4.78%, 2/24//05, FRN (a) ................................................    Aaa/AA+           9,796,376
       1,314   Bear Stearns Mortgage Securities, Inc., 6.79%, 2/24/05, FRN (a) ...........     Aaa/NR             112,116
      12,500   Carey Commercial Mortgage Trust, 5.97%, 9/20/19 (a) (e) (h) ...............     Aaa/NR          12,243,231
       1,750   Citicorp Mortgage Securities, Inc., 5.75%, 6/25/09 (a) ....................    Aaa/AAA              84,675
               Commercial Capital Access One, Inc.,
       3,505     7.68%, 2/14/05, FRN (a) (e) .............................................     NR/NR            3,654,928
               Countrywide Home Loans,
      11,968     2.96%, 2/25/05, FRN (a) (g) .............................................    Aaa/AAA          11,914,207
       4,966     3.04%, 2/25/05, FRN (a) .................................................    Aaa/AAA           4,978,564
               CS First Boston Mortgage Securities Corp.,
       2,900     3.05%-3.20%, 2/25/05, FRN (a) ...........................................    Aaa/AAA             329,641
      25,650   First Horizon Mortgage, 3.05%, 2/25/05, FRN (a) ...........................    Aaa/AAA          25,598,804
         851   GMAC Commercial Mortgage Securities Inc., 6.50%, 5/15/35 (a) ..............     NR/BB+             916,767
               GS Mortgage Securities Corp. II,
       1,500     6.61%, 2/14/16 (a) (e) ..................................................     NR/AAA           1,680,537
       3,000     6.62%, 5/3/18 (a) (e) ...................................................    Aaa/AAA           3,344,273
      37,702   Hilton Hotel Pool Trust, 0.62%, 2/2/05, FRN, IO (a) (e) ...................     Aaa/AA           1,248,902
         900   Impac Secured Assets Corp., 7.37%, 4/25/32 (a) ............................    Aaa/AAA              49,293
       2,000   J.P. Morgan Chase Commercial Mortgage Sec. Corp., 6.47%, 11/15/35 (a) .....     NR/AAA           2,229,714
       2,214   Long Beach Mortgage Loan Trust., 3.60%, 2/25/05, FRN (a) ..................    Baa2/NR           2,168,844
       1,000   Mellon Residential Funding Corp., 3.09%, 2/19/05, FRN (a) .................     NR/AAA             942,162
               Merrill Lynch Credit Corp. Mortgage Investors, Inc.,
       6,700     2.97%-2.99%, 2/15/05, FRN (a) ...........................................    Aa1/AAA           1,353,518
               Merrill Lynch, Mortgage Investors', Inc.,
       3,866     3.27%, 2/25/05, FRN (a) .................................................    Aaa/AAA           3,566,759
       1,706     4.60%, 3/25/33 ..........................................................    Aaa/AAA           1,732,609
       3,570   Mortgage Capital Funding, Inc., 7.29%, 2/20/27 (a) ........................     Aaa/NR           1,401,295
         577   Residential Asset Securitization Trust, 5.50%, 7/25/33 (a) ................     NR/AAA             579,889
      20,868   Residential Funding Mortgage Securities I, 7.00%, 3/25/08 (a) (g) .........     NR/AAA          21,047,133
               Structured Asset Mortgage Investments II Inc.,
       4,234     2.24%, 2/25/05, FRN (a) .................................................     Aaa/NR           4,241,982
       2,000     2.24%, 2/25/05, FRN (a) .................................................     Aaa/NR           1,897,840
         118   Structured Asset Securities Corp., 3.63%, 2/1/05, FRN (a) .................    Aaa/AAA             119,665
       2,736   Vendee Mortgage Trust, 6.50%, 9/15/24 (a) .................................     NR/NR            2,817,617
               Washington Mutual Mortgage Securities Corp.,
       5,000     2.80%, 2/25/05, FRN (a) .................................................    Aaa/AAA           4,998,732
         512     5.13%, 2/1/05, FRN (a) ..................................................    Aaa/AAA             518,520
       5,744     5.13%, 2/1/05, FRN (a) ..................................................    Aaa/AA+           5,730,621
       4,438     5.13%, 2/1/05, FRN (a) ..................................................     Aa2/A+           4,413,612
               Wells Fargo Mortgage Backed Securities Trust,
       8,228     4.81%, 2/1/05 FRN, (a) ..................................................    Aaa/AAA           8,235,419
         965     5.00%, 6/25/18 (a) ......................................................    Aaa/AAA             974,302
                                                                                                          ---------------
                       Total Mortgage-Related Securities (cost-$151,988,248) .............                    151,661,131
                                                                                                          ---------------

                               FIXED INCOME SHARES
                                    SERIES M
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2005
                             (unaudited) (continued)

  PRINCIPAL
   AMOUNT                                                                                 CREDIT RATINGS
   (000)                                                                                  (MOODY'S/S&P)        VALUE *
--------------------------------------------------------------------------------------------------------------------------

               MUNICPAL BONDS (a) - 1.6%
               CALIFORNIA-0.8%
$      5,000   Los Angles California Water & Power Rev, 5.00%, 7/01/30, Ser. A (a) .......    Aa3/AA-       $   5,213,100
                                                                                                          ---------------
               NEW YORK-0.8%
       5,000   New York City Muni. Water Finance Auth. Rev., 5.00%, 6/15/35 (a) ..........    Aa2/AA+           5,193,650
                                                                                                          ---------------
                        Total Municipal Bonds (cost-$9,851,240) ..........................                     10,406,750
                                                                                                          ---------------
     SHARES
     (000)
 ------------  PREFERRED STOCK 0.2%
          26   Fannie Mae, 7.00%, 3/31/05 (cost-$1,315,000) ..............................    Aa3/AA-           1,492,525
                                                                                                          ---------------

  PRINCIPAL
   AMOUNT
   (000)
--------------

               SHORT-TERM INVESTMENTS - 19.7%
               U.S. GOVERNMENT AGENCY DISCOUNT NOTES (a) - 11.8%
$     52,400   Fannie Mae, 2.20%-2.51%, 2/23/05-4/20/05 ..................................    Aaa/AAA     $    51,394,756
       1,000   Federal Home Loan Bank, 5.50%, 3/2/05 .....................................    Aaa/AAA             998,155
      23,000   Freddie Mac 1.89%-2.69%, 3/1/05-6/20/05 ...................................    Aaa/AAA          22,803,982
                                                                                                          ---------------
                        Total U.S. Government Agency Discount Notes (cost-$75,202,617) ...                     75,196,893
                                                                                                          ---------------

               CERTIFICATES OF DEPOSIT - 3.3%
               BANKING - 2.3%
      14,100   Bank of America N.A., 2.00%-2.30%, 2/1/05-3/16/05 .........................    P-1/A-1+         14,100,000
         800   UBS Finance (DE) Inc., 2.47%, 2/1/05 ......................................    P-1/A-1+            800,000
                                                                                                          ---------------
                                                                                                               14,900,000
                                                                                                          ---------------
               FINANCIAL SERVICES - 1.0%
       6,200   Citigroup, Inc., 2.38%, 3/7/05 ............................................    P-1/A-1+          6,200,000
                                                                                                          ---------------
                        Total Certificates of Deposit (cost-$21,100,000) .................                     21,100,000
                                                                                                          ---------------

               COMMERCIAL PAPER (a) - 3.0%
               CONGLOMERATES - 3.0%
      18,900   General Electric Capital Corp., 2.32%-2.66%, 2/24/05-4/28/05
                 (cost-$18,842,279) ......................................................    P-1/A-1+         18,842,274
                                                                                                          ---------------

               U.S. TREASURY BILLS (a) - 0.7%
       4,560   2.02%-2.21%, 3/3/05-3/17/05 (cost-$4,549,376) .............................    Aaa/AAA           4,549,376
                                                                                                          ---------------
               ASSET-BACKED SECURITIES - 0.0%
       2,000   NPF XII, Inc. 0.00%, 11/1/03, FRN (b) (c) (d) (e) (g) (cost-$2,000,000) ...                             --

                REPURCHASE AGREEMENT - 0.9%
        5,351   Agreement with State Street Bank & Trust Co., dated January 31, 2005,
                 1.90% due 2/1/05 proceeds: $5,351,282; collateralized by Freddie Mac
                 2.875% due 2/1/05, valued at $5,459,482 with accrued interest, (cost-$5,351,000)               5,351,000
                                                                                                          ---------------
                        Total Short-Term Investments (cost-$127,045,272)                                      125,039,543
                                                                                                          ---------------
                        TOTAL INVESTMENTS (cost-$959,258,267) - 150.8%                                        959,422,652
                        Liabilities in excess of other assets - (50.8%)                                      (323,340,668)
                                                                                                          ---------------
                              NET ASSETS - 100.0%                                                            $636,081,984
                                                                                                          ===============

-------------------------------------------------------------------------------------------------------------------------------
Investments in Securities
SERIES M:                                                                                            Unrealized
Type                                                      # of Contracts        Expiration Date     Appreciation
----                                                     -------------------------------------------------------------

Long: U.S. Treasury 10 Year Notes                                  1,321                3/21/20            $1,805,625
                                                                                                   ===================

                                                                            Payments                Payments
                                    Notional Amount     Termination         made by                received by     Unrealized
Swap Counterparty                        (000)              Date         the Portfolio            the Portfolio   Appreciation
--------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley                          98,200            6/15/10            5.00%                3 month LIBOR         $50,713
                                                                                                                ================

                         FIXED INCOME SHARES - SERIES R
                             SCHEDULE OF INVESTMENTS
                                January 31, 2005
                                   (unaudited)

PRINCIPAL
  AMOUNT                                                                                       CREDIT RATINGS
  (000)                                                                                        (MOODY'S/S&P)           VALUE *
---------                                                                                      --------------      -------------

             U.S. TREASURY SECURITIES (a) (h) - 93.7%
$ 3,864      U.S. Treasury Notes., 0.875%-4.250%, 1/15/08-7/15/14                                                   $16,956,794
 16,212      U.S. Treasury Bonds., 2.375%-3.875%, 1/15/25-4/15/29                                                     4,491,764
                                                                                                                    -----------
                          Total U.S. Treasury Securities(cost-$21,343,760) .................                         21,448,558
                                                                                                                    -----------

  SHARES
  (000)
---------
             PREFERRED STOCK-0.2%
             Financial Services - 0.2%
    700      Fannie Mae., 7.00%, 3/31/05 (cost-$35,000) ....................................      Aa3/AA-                39,725
                                                                                                                    -----------

PRINCIPAL
  AMOUNT
  (000)
---------
             SHORT-TERM INVESTMENTS- 6.6%
             COMMERCIAL PAPER - 3.5%

             FINANCIAL SERVICES - 3.5%
 $  300      DNB Nor Bank., 2.655%, 4/25/05 ..................................................      P-1/A-1             298,164
    500      UBS Finance, Inc., 2.47%, 2/1/05 ................................................      P-1/A1+             500,000
                                                                                                                   ------------

             Total Commercial Paper (cost-$798,164) ........................................                            798,164
                                                                                                                   ------------
             U.S. TREASURY BILLS - 0.1%
             2.00%-2.205%, 3/17/05(cost-$24,938) ...........................................      Aaa/AAA                24,938
                                                                                                                    -----------

             REPURCHASE AGREEMENT - 3.0%
    680      Agreement with State Street Bank & Trust Co., dated January 31, 2005,
              1.90% due 2/1/05 proceeds: $680,036; collateralized by Federal Home Loan Bank,
              2.625% due 11/15/06, valued at $694,145 with accrued interest
             Total Repurchase Agreements (cost-$680,000) ...................................                            680,000
                                                                                                                    -----------
             Total Short-Term Investments (cost-$1,503,102) ................................                          1,503,102
                                                                                                                    -----------
                  Total Investments (cost-$22,881,862) - ...................................       100.5%            22,991,385
                  Liabilities in excess of other assets - ..................................        (0.5)              (106,564)
                                                                                                 --------           -----------
                  Net Assets - 100.0% ......................................................       100.0%           $22,884,821
                                                                                                 --------           -----------

--------------------------------------------------------------------------------
Investments in Securities

                                                                                                     Unrealized
                                                                                                    Appreciation
Type                                                      # of Contracts        Expiration Date    (Depreciation)
----                                                     -------------------------------------------------------------

Long: Eurodollar Futures                                               2                6/13/05               ($2,087)
      Financial Future Euro-Bund 10 Year Eux                           3                 3/8/05                $4,393
      U.S. Treasury 10 Year Notes                                      1                3/21/05                     7
                                                                                                   -------------------
                                                                                                               $2,313
                                                                                                   ===================

                                                                        U.S. $ Value on         U.S. $ Value on   Unrealized
                                               Broker                   Origination Date        Origination Date  Appreciation
------------------------------------------------------------------------------------------------------------------------------

Purchased:
Euro Dollar settling 2/10/05                   Citibank                         $  6,486              $   6,519           $33
Japanese Yen, settling 1/24/05                 J.P. Morgan Chase                  42,776                 42,417          (360)

Sold:
Euro, settling 1/5/05                          Royal Bank of Canada               19,857                195,556           301
Euro, settling 2/10/05                         UBS                                 2,641                  2,607            34
                                                                                                                  ------------
                                                                                                                           $8
                                                                                                                  ============

                                                                                       Rate Type
                                                                         -------------------------------------
                                                                            Payments                Payments
                                    Notional Amount     Termination         made by                received by      Unrealized
Swap Counterparty                        (000)              Date          the Portfolio              the Fund      Depreciation
--------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs & Co.                        600            6/15/15            5.00%                3 month LIBOR         $9,369
Goldman Sachs & Co.                        400            6/15/15            5.00%                3 month LIBOR          6,231
Goldman Sachs & Co.                        200            6/15/15            5.00%                3 month LIBOR          3,747
Goldman Sachs & Co.                        100            12/18/33           6.00%                3 month LIBOR          5,804
Goldman Sachs & Co.                        100            12/18/33           6.00%                3 month LIBOR          7,150
                                                                                                                ----------------
                                                                                                                       $32,301
                                                                                                                ================

--------------------------------------
LIBOR - London Interbank Offered Rate

                               FIXED INCOME SHARES
                        ALLIANZ DRESDNER DAILY ASSET FUND
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2005
                                   (unaudited)

 PRINCIPAL
   AMOUNT
   (000)                                                                                    VALUE*
-----------                                                                            --------------

              CORPORATE NOTES - 35.4%
  $ 12,000    American Express Credit Corp., 2.58%, 2/22/05,    ...................     $ 12,007,091
    10,000    Bank One Corp., 2.38%, 2/3/05, ......................................       10,009,234
    10,000    Bayerische Landesbank Girozentrale, 2.51%, 2/24/05, .................       10,000,000
    10,000    CIT Group, Inc., 3.16%, 4/29/05,  ...................................       10,019,843
    22,000    Countrywide Home Loans, Inc., 2.53%, 3/7/05, ........................       22,002,353
    15,000    Credit Suisse First Boston Corp., 2.63%, 2/1/05,  ...................       15,010,503
     7,500    Dorada Finance, Inc., 2.40%, 2/10/05,  ..............................        7,499,960
    13,000    Harrier Finance Funding LLC, 2.46%, 2/15/05,  .......................       12,998,871
     3,230    Merrill Lynch & Co., Inc.,  2.89%, 4/28/05,  ........................        3,230,788
    20,000    Morgan Stanley, 2.43%-2.48%, 2/3/05-2/15/05, ........................       20,000,000
    12,000    Natexis Banque Populaires,  2.36%, 2/9/05,  .........................       11,997,988
    14,000    Northern Rock plc, 2.40%, 2/3/05,     ...............................       14,000,000
     1,350    Salomon Smith Barney Holdings, 2.90%, 4/27/05,  .....................        1,352,445
     5,750    SouthTrust Bank, 2.43%, 3/14/05, ....................................        5,748,594
                                                                                        ------------
              Total Corporate Notes (cost-$155,877,670) ...........................      155,877,670
                                                                                        ------------
              COMMERCIAL PAPER - 32.9%
    15,000    Apreco, Inc., 2.35%, 2/8/05 .........................................       14,993,146
    20,000    Bavaria Trust Corp., 2.33%, 2/3/05 ..................................       19,997,411
    19,291    Bavaria Universal Funding, 2.31%-2.55%, 2/1/05-2/28/05  .............       19,256,575
     5,000    Credit Suisse First Boston Corp., 2.28%, 8/10/05 ....................        4,999,867
    20,000    Davis Square Funding III Ltd., 2.70%, 4/28/05 .......................       19,871,000
    20,000    ING Belgium SA/NV, 2.50%, 2/1/05 ....................................       20,000,000
    10,000    Irish Life & Permanent plc, 2.50%, 10/21/05 .........................        9,998,752
    18,000    Kitty Hawk Funding Corp., 2.50%, 3/15/05 ............................       17,947,500
    18,000    Sierra Madre Funding de Corp., 2.539%, 3/21/05 ......................       17,939,280
                                                                                        ------------
                  Total Commercial Paper (cost-$145,003,531) ......................      145,003,531
                                                                                        ------------
              CERTIFICATES OF DEPOSIT - 9.8%
    10,000    Goldman Sachs Group, Inc., 2.58%, 7/29/05 ...........................       10,000,000
    15,000    Lakeside Funding LLC, 2.47%, 2/8/05 .................................       15,000,000
    18,000    Skandin Ens Banken AG, 2.47%, 1/20/06 ...............................       18,000,000
                                                                                        ------------
                  Total Certificates of Deposit (cost-$43,000,000) ................       43,000,000
                                                                                        ------------
              MASTER NOTES - 9.1%
$ 20,000      Bank of America, Inc. 2.58%, 2/1/05 FRN .............................    $ 20,000,000
  20,000      Citigroup, Inc. 2.57%, 2/1/05 FRN ...................................      20,000,000
                                                                                      -------------
              Total Master Notes (cost-$40,000,000) ...............................      40,000,000
                                                                                      -------------
              ASSET-BACKED SECURITIES - 6.1%
  10,000      Cheyne High Grade ABS CDO, Ltd., 2.28%, 2/10/05, FRN (e) ............      10,000,000
   7,034      GE Commercial Equipment Financing LLC,  2.46%, 2/20/05, FRN .........       7,033,618
  10,000      Whitehawk CDO Funding Ltd., 2.52%, 2/15/05, FRN (e) .................      10,000,000
                                                                                      -------------
              Total Asset-Backed Securities (cost-$27,033,618) ....................      27,033,618
                                                                                      -------------
              TIME DEPOSITS - 4.4%
  19,294      Fortis Bank NY., 2.47%, 2/1/05 (cost-$19,293,949) ...................      19,293,949

              U.S. GOVERNMENT AGENCY SECURITIES - 2.3%
  10,000      Fannie Mae, 2.56%, 2/1/05, FRN (cost-$10,001,665) ...................      10,001,665
                                                                                      -------------
              COLLATERALIZED MORTGAGE OBLIGATIONS - 2.3%
  10,000      Permanent Financing plc, 2.40%, 2/10/05, FRN (cost-$10,000,000) .....      10,000,000
                                                                                      -------------

                   Total Investments (cost-$450,210,433) - 102.3% .................     450,210,433
                   Liabilities in excess of other assets - (2.3)% .................     (10,145,084)
                                                                                      -------------
                         Net Assets - 100.0% ......................................   $ 440,065,349
                                                                                      =============

                               FIXED INCOME SHARES
                        ALLIANZ DRESDNER DAILY ASSET FUND
                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)

 NOTES TO SCHEDULES OF INVESTMENTS:

*    Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security, may be fair-valued in good faith pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolios' long-term investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Foreign forward currency contracts are marked to market daily at the applicable foreign exchange rates. Swaps are marked to market daily by the Portfolios' Sub-Adviser based upon quotations from market makers. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the
     Portfolios to value securities may differ from the value that would be realized if the securities were sold. The Portfolios' net asset value is determined daily at the close of regular trading (normally, 4:00 p.m.
     Eastern time) on the New York Stock Exchange.

(a)  All or partial amount segregated as collateral for futures contracts, when issued or delayed-delivery securities.

(b)  Illiquid security.

(c)  Security in default.

(d)  Non-income producing.

(e)  144A Security-Security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.

(f)  When-issued or delayed delivery security. To be delivered/settled after
     January 31, 2005.

(g)  Fair-valued security.

(h)  Inflationary Bonds-Principal amount of security is adjusted for inflation.

GLOSSARY:
---------

CMO  -  Collateralized Mortgage Obligation
 E$  -  Eurodollar
FRN  -  Floating Rate Note Maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on January 31,
        2005.
 GO  -  General Obligation Bond
 IO  -  Interest Only
 NR  -  Not Rated
 PO  -  Principal Only
VRN  -  Variable Rate Note, Maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on January 31,
        2005.

---------

ITEM 2. CONTROLS AND PROCEDURES

         (a) The registrant's President and Chief Executive Officer and
Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment
Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

         (b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

         (a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the
Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Fixed Income SHares

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 1, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 1, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 1, 2005